Related Parties - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Unearned premiums	€ 1,916,210	€ 1,943,007
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company	5.28%
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company	5.01%
La Caixa
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company	5.08%
DTS
Disclosure of transactions between related parties [line items]
Turnover	€ 10,000,000
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company	0.66%	0.66%
Collateral guarantees on derivatives	€ 202,000,000	€ 222,000,000
Receipt of services	6,000,000	2,000,000
La Caixa
Disclosure of transactions between related parties [line items]
Collateral guarantees on derivatives	104,000,000	51,000,000
Receipt of services	6,000,000	9,000,000
Global Dominion Access Group
Disclosure of transactions between related parties [line items]
Receipt of services	€ 25,000,000	23,000,000
China Unicom Broadband Online Limited Corp.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	55.00%
Beijing Jingdong Financial Technology Holding Co., Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	17.00%
Derivative instruments | BBVA
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	€ 17,962,000,000	21,749,000,000
Derivative fair value	428,000,000	390,000,000
Collateral guarantees on derivatives	8,000,000	286,000,000
Derivative instruments | La Caixa
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	543,000,000	404,000,000
Derivative fair value	(10,000,000)	€ (28,000,000)
Collateral guarantees on derivatives	€ 6,000,000
Beijing Jingdong Financial Technology Holding Co., Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	33.00%
DTS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	45.00%